Rule 497 Document

On behalf of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global Fund, PIMCO RAE Global Ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund, and PIMCO RAE US Small Fund (the “Funds”), each a series of PIMCO Equity Series, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the Prospectus Supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on August 21, 2020 (Accession No. 0001193125-20-227012), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document